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May 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Commodity Strategy Funds (File Nos. 333-116212; 811-21589)

Ladies and Gentlemen:

On behalf of Credit Suisse Commodity Strategy Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Commodity Return Strategy Fund (the “Fund”), a series of Credit Suisse Commodity Strategy Funds, in the Prospectus, dated February 28, 2014, as amended May 5, 2014, for Class A, C and I of the Fund. The purpose of the filing is to submit the 497 filing dated May 5, 2014 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Joanne Doldo, Esq.
Rose F. DiMartino, Esq.

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